Other Operating Income - Schedule of Other Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Accounts payable write-off	$ 1,899
Other operating income - other	108	91
Total other operating income	$ 2,007	$ 91